Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000198581 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Bloomberg Roll Select Commodity Strategy ETF
Class Name	iShares Bloomberg Roll Select Commodity Strategy ETF
Trading Symbol	CMDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Bloomberg Roll Select Commodity Strategy ETF	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 14.20%.
  For the same period, the MSCI All Country World Index (Net) returned 22.64% and the Bloomberg Roll Select Commodity Total Return Index returned 14.65%.
What contributed to performance?
Exposure to gold was the largest positive performance driver to the Fund's return for the reporting period. The price of gold rose, fueled by persistent geopolitical tensions, central bank purchases, and a structural shift in monetary policy as the Federal Reserve pivoted from aggressive tightening to easing. Throughout the reporting period, gold’s appeal as an inflation hedge was reinforced by sticky price pressures and weakening confidence in fiat currencies. Central banks, especially in emerging markets, continued strategic accumulation, while falling real rates and dollar softness added momentum. Notably, gold’s correlation with equities moved positive, reflecting its role as both a hedge and a speculative asset amid AI-driven equity exuberance.
What detracted from performance?
Exposure to sugar was the largest detractor from the Fund’s performance during the reporting period, as sugar prices surged early in the period on weather and policy shocks, before easing mid-2025. Severe El Niño-driven droughts across Asia and the Pacific cut cane yields, while India’s prolonged export ban and ethanol diversion tightened supply.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 3, 2018 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	14.20%	11.28%	5.37%
MSCI All Country World Index (Net)	22.64	14.61	11.51
Bloomberg Roll Select Commodity Total Return Index	14.65	12.03	5.95

Performance Inception Date	Apr. 03, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 295,999,263
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 766,745
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$295,999,263
Number of Portfolio Holdings	81
Net Investment Advisory Fees	$766,745
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	56.0%
U.S. Treasury Obligations	32.5%
Money Market Funds	7.1%
Futures	3.2%
Certificates of Deposit	2.7%
Cash	3.9%
Other assets, less liabilities	(5.4)%
Commodity exposure
Sector Exposure(a)	Percent of Exposure
Agriculture Futures	28.3%
Energy Futures	25.8%
Precious Metals Futures	24.9%
Industrial Metals Futures	15.8%
Livestock Futures	5.2%
(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.

C000132817 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged Corporate Bond ETF
Class Name	iShares Interest Rate Hedged Corporate Bond ETF
Trading Symbol	LQDH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Corporate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.10%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.17%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Interest Rate Hedged Corporate Bond Index (Spliced) returned 6.82% and the Markit iBoxx USD Liquid Investment Grade Index returned 6.73%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. The yield on the 10-year Treasury increased slightly during the reporting period. In this environment, consumer non-cyclical bonds in the industrials sector contributed to the Fund’s return. Investment-grade bonds, rated A and Baa by Moody’s, also contributed.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.17%	5.63%	4.33%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
BlackRock Interest Rate Hedged Corporate Bond Index (Spliced)	6.82	5.41	4.35
Markit iBoxx USD Liquid Investment Grade Index	6.73	0.03	3.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 531,859,721
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 482,788
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$531,859,721
Number of Portfolio Holdings	259
Net Investment Advisory Fees	$482,788
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.6%
Short-term Investments	45.1%
Swaps, net cumulative appreciation	2.6%
Other assets less liabilities	(43.3)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.3%
Aa	7.7%
A	47.6%
Baa	39.5%
Ba	2.2%
Not Rated	0.7%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000139416 [Member]
Shareholder Report [Line Items]
Fund Name	iShares GSCI Commodity Dynamic Roll Strategy ETF
Class Name	iShares GSCI Commodity Dynamic Roll Strategy ETF
Trading Symbol	COMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GSCI Commodity Dynamic Roll Strategy ETF	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.74%.
  For the same period, the S&P Global Broad Market Index (Net) returned 21.92%, the S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced) returned 9.10% and the S&P Total Market Index returned 20.90%.
What contributed to performance?
During the reporting period, an allocation to gold had the largest positive impact on the Fund’s return. The metal moved higher fueled by persistent geopolitical tensions, central bank purchases, and a structural shift in monetary policy as the Federal Reserve pivoted from aggressive tightening to easing. Throughout the reporting period, gold’s appeal as an inflation hedge was reinforced by sticky price pressures and weakening confidence in fiat currencies. Central banks, especially in emerging markets, continued strategic accumulation, while falling real rates and dollar softness added momentum. Notably, gold’s correlation with equities moved positive, reflecting its role as both a hedge and a speculative asset amid AI-driven equity exuberance.
What detracted from performance?
An allocation to sugar futures was the largest detractor from the Fund’s performance during the reporting period. Sugar prices surged early in the period on weather and policy shocks, before easing mid-2025. Severe El Niño-driven droughts across Asia and the Pacific cut cane yields, while India’s prolonged export ban and ethanol diversion tightened supply.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.74%	13.63%	5.39%
S&P Global Broad Market Index (Net)	21.92	14.03	10.88
S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced)	9.10	14.09	4.01
S&P Total Market Index	20.90	16.69	14.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund now compares its performance to the S&P Global Broad Market Index (Net) as it represents the broad global equity market and will no longer compare its performance to the S&P Total Market Index.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 619,881,938
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 3,159,469
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$619,881,938
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$3,159,469
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	49.8%
Certificates of Deposit	23.2%
U.S. Treasury Obligations	8.8%
Money Market Funds	8.2%
Futures	2.4%
Cash	8.0%
Other assets, less liabilities	(0.4)%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Energy Futures	32.5%
Industrial Metals Futures	29.1%
Agriculture Futures	16.6%
Livestock Futures	11.2%
Gold Futures	9.7%
Precious Metals Futures	0.9%

C000236575 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Class Name	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Trading Symbol	AGRH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[2]
Expense Ratio, Percent	0.10%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.12%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Interest Rate Hedged U.S. Aggregate Bond Index returned 6.00% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, Treasury securities contributed the most to the Fund’s return.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 22, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.12%	5.68%
Bloomberg U.S. Universal Index	6.51	3.96
BlackRock Interest Rate Hedged U.S. Aggregate Bond Index	6.00	5.54
Bloomberg U.S. Aggregate Bond Index	6.16	3.33

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,240,157
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 16,992
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,240,157
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$16,992
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.6%
Short-term Investments	2.1%
Swaps, net cumulative appreciation	1.9%
Other assets less liabilities	1.4%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	26.5%
Aa	48.0%
A	12.8%
Baa	11.0%
Ba	0.4%
Not Rated	1.1%
(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000125661 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Ultra Short Duration Bond Active ETF
Class Name	iShares Ultra Short Duration Bond Active ETF
Trading Symbol	ICSH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Ultra Short Duration Bond Active ETF (the “Fund”) (formerly known as iShares Ultra Short-Term Bond Active ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Ultra Short Duration Bond Active ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.93%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE BofA 6-Month US Treasury Bill Index (Spliced) returned 4.40%.
What contributed to performance?
Duration (a measure of a bond's sensitivity to changes in interest rates, expressed in years) and curve positioning contributed to the Fund’s return during the reporting period. In March of this year, the Fund advisor made prospectus changes to allow for additional flexibility in average duration of the Fund out to one year. Given this increased flexibility, instead of implementing significant changes to the Fund’s positioning the Fund advisor extended the duration of the Fund to 0.56 years as of 10/31/2025. Investments in high quality credit were also beneficial as spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) remained contained, given the record issuance in investment-grade bonds. Exposure to floating rate notes also supported performance due to the variability of market pricing around Federal Reserve rate cuts. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.93%	3.27%	2.58%
ICE BofA US Broad Market Index	6.13	(0.26)	1.91
ICE BofA 6-Month US Treasury Bill Index (Spliced)	4.40	3.08	2.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Apr. 25, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,506,181,718
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 4,667,959
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,506,181,718
Number of Portfolio Holdings	382
Net Investment Advisory Fees	$4,667,959
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	33.0%
Commercial Paper	28.9%
Certificates of Deposit	17.0%
Repurchase Agreements	9.2%
Asset-Backed Securities	9.0%
U.S. Government & Agency Obligations	2.6%
Municipal Debt Obligations	0.3%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	4.6%
Aa	15.8%
A	19.6%
Baa	8.1%
Not Rated	51.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective April 25, 2025, the name of the Fund was changed from iShares Ultra Short-Term Bond Active ETF to iShares Ultra Short Duration Bond Active ETF. In addition, among other strategy changes, the Fund updated its principal investment strategy to limit the effective duration of its holdings to one year or less whereas it previously limited average maturity.

Material Fund Change Name [Text Block]	Effective April 25, 2025, the name of the Fund was changed from iShares Ultra Short-Term Bond Active ETF to iShares Ultra Short Duration Bond Active ETF.
Material Fund Change Strategies [Text Block]	In addition, among other strategy changes, the Fund updated its principal investment strategy to limit the effective duration of its holdings to one year or less whereas it previously limited average maturity.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000137261 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Class Name	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Trading Symbol	IGBH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[3]
Expense Ratio, Percent	0.10%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.16%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13%, the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced) returned 8.07% and the ICE BofA 10+ Year US Corporate Index returned 6.03%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on investment grade debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Consumer non cyclical bonds in the industrial sector contributed the most to the Fund’s return, as did an allocation to cash. By credit quality, investment-grade bonds rated A by Moody’s also contributed.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.16%	6.37%	4.71%
ICE BofA US Broad Market Index	6.13	(0.26)	1.91
BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced)	8.07	6.49	4.73
ICE BofA 10+ Year US Corporate Index	6.03	(1.57)	3.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 129,056,577
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 104,546
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$129,056,577
Number of Portfolio Holdings	236
Net Investment Advisory Fees	$104,546
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.1%
Short-term Investments	21.7%
Swaps, net cumulative appreciation	4.3%
Other assets less liabilities	(20.1)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.9%
Aa	11.8%
A	42.6%
Baa	39.8%
Ba	1.5%
Not Rated	1.4%
(a)	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000113876 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short Duration Bond Active ETF
Class Name	iShares Short Duration Bond Active ETF
Trading Symbol	NEAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short Duration Bond Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration Bond Active ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.70%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. 1-3 Year Government/Credit Bond Index returned 5.07%.
What contributed to performance?
The largest contributor to the Fund’s return during the reporting period was an allocation to investment grade credit. Also contributing to performance were allocations to high yield credit, asset-backed securities, collateralized loan obligation, and commercial mortgage-backed securities, as well as duration/curve positioning, non-agency residential mortgage-backed securities, and agency mortgage-backed securities. (Duration is a measure of a bond's sensitivity to changes in interest rates, expressed in years.) During the reporting period, short-term bonds were influenced by a combination of political, economic, and monetary factors. Inflationary effects from tariff pass-through persisted, even as the economy slowed and the labor market cooled. In response, the Federal Reserve resumed rate cuts, lowering the Fed funds target range to 3.75%–4.00%, which contributed to a decline in interest rates and supported valuations across short-duration strategies.
What detracted from performance?
During the reporting period, the Fund’s underweight in U.S. Treasuries detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.70%	3.64%	2.75%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.07	1.84	1.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,767,328,439
Holdings Count | Holding	1,335
Advisory Fees Paid, Amount	$ 8,055,746
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,767,328,439
Number of Portfolio Holdings	1,335
Net Investment Advisory Fees	$8,055,746
Portfolio Turnover Rate	163%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	34.3%
U.S. Government & Agency Obligations	34.2%
Collateralized Mortgage Obligations	17.9%
Asset-Backed Securities	13.5%
Municipal Debt Obligations	0.1%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	17.5%
Aa	33.4%
A	13.4%
Baa	14.2%
Ba	3.1%
B	2.4%
Caa	0.1%
Not Rated	15.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000242839 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Transition-Enabling Metals ETF
Class Name	iShares Transition-Enabling Metals ETF
Trading Symbol	TMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Transition-Enabling Metals ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Transition-Enabling Metals ETF	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 22.53%.
  For the same period, the MSCI All Country World Index (Net) returned 22.64%, the ICE Clean Energy Transition Metals Index returned 22.99% and the ICE BofA US Broad Market Index returned 6.13%.
What contributed to performance?
Silver prices surged during the reporting period, driven higher by inflation. In this setting, commodity futures in silver were the largest contributor to the Fund’s performance. Anticipation of rate cuts drove market activity, as well as mixed economic signals and ongoing global trade tensions. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
Exposure to nickel futures had the largest negative impact on the Fund’s performance during the reporting period. Nickel is a major component for low carbon technologies; however, the metal suffered from oversupply.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 26, 2023 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	22.53%	19.67%
MSCI All Country World Index (Net)	22.64	24.62
ICE Clean Energy Transition Metals Index	22.99	20.31
ICE BofA US Broad Market Index	6.13	7.05

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund now compares its performance to the MSCI All Country World Index (Net) as it represents the broad global equity market and will no longer compare its performance to the ICE BofA US Broad Market Index.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,188,152
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 44,462
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,188,152
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$44,462
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Money Market Funds	49.9%
U.S. Treasury Obligations	17.6%
Certificates of Deposit	13.4%
Commercial Paper	11.1%
Futures	2.1%
Cash	5.2%
Other assets, less liabilities	0.7%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Industrial Metals Futures	71.0%
Precious Metals Futures	28.9%

C000132818 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged High Yield Bond ETF
Class Name	iShares Interest Rate Hedged High Yield Bond ETF
Trading Symbol	HYGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged High Yield Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5	[4]
Expense Ratio, Percent	0.05%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.73%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Interest Rate Hedged High Yield Bond Index (Spliced) returned 7.15% and the Markit iBoxx USD Liquid High Yield Index returned 8.26%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period although the move was modest, with spreads finishing the period roughly flat. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. The yield on the 10-year Treasury increased slightly during the reporting period. Among high yield bonds, communications and consumer cyclical bonds were the largest contributors to the Fund’s return. Within credit quality, bonds rated Ba and B by Moody’s benefited performance.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.73%	7.69%	5.86%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
BlackRock Interest Rate Hedged High Yield Bond Index (Spliced)	7.15	7.25	5.82
Markit iBoxx USD Liquid High Yield Index	8.26	5.20	5.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 436,400,963
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 206,866
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$436,400,963
Number of Portfolio Holdings	174
Net Investment Advisory Fees	$206,866
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.1%
Short-term Investments	48.5%
Swaps, net cumulative depreciation	(0.4)%
Other assets less liabilities	(43.2)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.4%
Ba	45.7%
B	39.0%
Caa	11.5%
Ca	0.6%
Not Rated	1.8%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000189608 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Inflation Hedged Corporate Bond ETF
Class Name	iShares Inflation Hedged Corporate Bond ETF
Trading Symbol	LQDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Inflation Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged Corporate Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5	[5]
Expense Ratio, Percent	0.05%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.16%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Inflation Hedged Corporate Bond Index (Spliced) returned 6.80% and the Markit iBoxx USD Liquid Investment Grade Index returned 6.73%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. During the reporting period, inflation was volatile amid tariff concerns. In this environment, consumer non-cyclical bonds in the industrials sector contributed to the Fund’s return. Investment-grade bonds, rated A and Baa by Moody’s, also contributed.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 8, 2018 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.16%	3.00%	4.46%
Bloomberg U.S. Universal Index	6.51	0.28	2.44
BlackRock Inflation Hedged Corporate Bond Index (Spliced)	6.80	3.70	5.06
Markit iBoxx USD Liquid Investment Grade Index	6.73	0.03	3.27

Performance Inception Date	May 08, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 104,312,063
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 42,833
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$104,312,063
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$42,833
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.4%
Short-term Investments	46.4%
Swaps, net cumulative appreciation	2.7%
Other assets less liabilities	(43.5)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.3%
Aa	7.7%
A	47.6%
Baa	39.5%
Ba	2.2%
Not Rated	0.7%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.